Leases (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Disclosure of carrying amount and related depreciation	The carrying amount and the related depreciation for the
right-of-use
assets for the years ended December 31, 2022 and 2021 were as follows:

	Land, Buildings and Building Improvements	Computer Equipment	Furniture, Fixtures and Other Equipment	Total
Year ended December 31, 2022
Carrying amount	147	13	3	163
Depreciation	44	8	1	53
Year ended December 31, 2021
Carrying amount	169	10	2	181
Depreciation	56	24	1	81

Disclosure of future aggregate undiscounted non-cancellable lease payments
The following table sets forth the Company’s future aggregate undiscounted non-cancellable
lease payments over the lease term as well as its discounted lease liabilities as reported in the consolidated statement of financial position as of December 31, 2022 and 2021:

	December 31,

	2022	2021
Within 1 year	68	73
Between 1 and 2 years	52	63
Between 2 and 3 years	40	46
Between 3 and 4 years	29	35
Between 4 and 5 years	21	26
Later than 5 years	53	45
Total undiscounted cash flows	263	288
Lease liabilities included in the consolidated statement of financial position
Current	56	64
Non-current	179	197